Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Additional Information (Detail) - MMBoe	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved oil and gas reserves		49.22	58.51	79.02
Total revisions	114.68	16.94	8.05
Adjustment of interim production	28.83	29.42	28.56
Proved oil and gas reserves after adjustment	142.72	49.22	58.51
Improved Recovery	4.88	2.96
Extensions and discoveries	2.77	0.23
Discount factor	10.00%
CB-OS/2 - Exploration [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved oil and gas reserves	0.67	2.70
Extensions and discoveries	0.32
RJ-ON-90/1- Exploration [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	112.76	14.01
Ravva block - Exploration and production [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	1.25	0.23
Rajasthan block [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Improved Recovery	4.54
Extensions and discoveries	0.86
Ravva block [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Improved Recovery	0.34
Extensions and discoveries	0.04
Nagayalanka Block [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Extensions and discoveries	1.55
Technical Revisions [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	127.59	18.62	9.02
Commodity Prices [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	12.91	1.68	(0.97)